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             UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            Washington, DC 20549

                            Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:              12/31/99
                                                           -------------------
          Check here if Amendment[   ]:  Amendment Number:
                                                           -------------------

                              This Amendment (Check only one):
                              [   ] is a restatement
                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 LONGVIEW MANAGEMENT GROUP, LLC
                      --------------------------------------------------------
Address:              222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                      --------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------
Form 13F File Number 28-          4651

                                  --------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:                 Richard Boberg
                      --------------------------------------------------------
Title:                Vice President
                      --------------------------------------------------------
Phone:                312-236-6300
                      --------------------------------------------------------

Signature, Place, and Date of Signing:
\S\ Richard Boberg
------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
------------------------------------------------------------------------------
(City, State)
    February 14, 2000
------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[ x ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                        ------------------------------------------------------
Name
     -------------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                Report Summary:

Number of Other Included Manager:
              None
              ----------------------------------------------------------------

Form 13F Information Table Entry Total:
              69
              ----------------------------------------------------------------
Form 13F Information Table Value Total:
                      $ 50,322 (thousands)
              -----------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
                      Provide a numbered list of the name(s) and
                 Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.      None
         ---------------------------------------------------------------------
Form 13F File Number 28-
                        ------------------------------------------------------
Name
         ---------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                    12/31/99

        Item 1:                       Item 2:        Item 3:        Item 4:        Item 5:                      Item 6:
                                                                                                            Investment Discr
        NAME OF                       TITLE OF        CUSIP         FAIR         SHARES OR
        ISSUER                        CLASS          NUMBER      MARKET VALUE  PRINCIPLE AMOUNT          SOLE   SHARED   OTHER

AT & T CORP                           Stock        001957109          276                 5,434  SH       X
ABBOTT LABORATORIES                   Stock        002824100          408                11,231  SH       X
AETNA INC                             Stock        008117103        1,282                22,977  SH       X
ALBERTSONS INC                        Stock        013104104           27                   824  SH       X
ALLSTATE CORPORATION                  Stock        020002101           81                 3,382  SH       X
APPLIED MATERIALS INC                 Stock        038222105        1,397                11,031  SH       X
BANK ONE CORP.                        Stock        06423A103       16,010               500,311  SH       X
BAUSCH & LOMB INC.                    Stock        071707103           62                   907  SH       X
BAXTER INTERNATIONAL                  Stock        071813109          140                 2,228  SH       X
BLACK & DECKER MFG CO                 Stock        091797100           63                 1,200  SH       X
BOEING CO                             Stock        097023105          991                23,921  SH       X
BURLINGTON NTHRN SANTA FE             Stock        12189T104          908                37,444  SH       X
CATELLUS DEVELOPMENT CORP             Stock        149111106           69                 5,396  SH       X
CERIDIAN CORP                         Stock        15677T106          108                 5,000  SH       X
CHASE MANHATTAN CORP NEW              Stock        16161A108           99                 1,273  SH       X
COMPUTER ASSOC INTL                   Stock        204912109        1,182                16,902  SH       X
DIAL CORP NEW                         Stock        25247D101           44                 1,800  SH       X
DUKE ENERGY CORP.                     Stock        264399106           83                 1,649  SH       X
DUN & BRADSTREET (NEW)                Stock        26483B106           77                 2,600  SH       X
EMERSON ELECTRIC                      Stock        291011104        5,314                92,617  SH       X
FED HOME LOAN MTG CORP                Stock        313400301          356                 7,558  SH       X
FANNIE MAE                            Stock        313586109        1,735                27,788  SH       X
FINOVA GROUP INC                      Stock        317928109           32                   900  SH       X
FIRST DATA CORP                       Stock        319963104           99                 2,000  SH       X
FORD MOTOR CO                         Stock        345370100           44                   824  SH       X
GENERAL DYNAMICS                      Stock        369550108          968                18,354  SH       X
GENERAL ELECTRIC                      Stock        369604103        1,395                 9,014  SH       X
HELLER FINANCIAL INC                  Stock        423328103           60                 3,000  SH       X
HEWLETT PACKARD CO                    Stock        428236103        1,761                15,486  SH       X
HILTON HOTELS                         Stock        432848109        1,855               193,950  SH       X
HONEYWELL INTERNATIONAL INC.          Stock        438516106          210                 3,649  SH       X
HOST MARRIOTT CORP NEW                Stock        44107P104           52                 6,278  SH       X
IMATION CORPORATION                   Stock        45245A107          128                 3,800  SH       X
INTEL CORP                            Stock        458140100        3,026                36,764  SH       X
JOHNSON AND JOHNSON                   Stock        478160104          975                10,451  SH       X
KNIGHT RIDDER INC                     Stock        499040103           95                 1,600  SH       X
LEE ENTERPRISES                       Stock        523768109           70                 2,200  SH       X
LILLY ELI & CO.                       Stock        532457108           79                 1,188  SH       X
LUCENT TECHNOLOGIES INC               Stock        549463107          295                 3,932  SH       X
MAYTAG CORP                           Stock        578592107        1,735                36,154  SH       X
MCCORMICK & CO INC N VTG              Stock        579780206           65                 2,200  SH       X
MELLON FINANCIAL CORPORATION          Stock        58551A108           41                 1,200  SH       X
MERCK & CO                            Stock        589331107          820                12,200  SH       X
J.P. MORGAN                           Stock        616880100          291                 2,296  SH       X
MORGAN STANLEY, DEAN WITTER & CO.     Stock        617446448           92                   643  SH       X
OCEAN ENERGY INC TEXAS                Stock        674812201           54                 7,005  SH       X
PARK PLACE ENTERTAINMENT CORP.        Stock        700690100        2,424               193,950  SH       X
J.C. PENNEY INC.                      Stock        708160106           75                 3,771  SH       X
PITNEY BOWES INC                      Stock        724479100          271                 5,600  SH       X
PROCTER & GAMBLE                      Stock        742718109          217                 1,985  SH       X
PROVIDIAN FINANCIAL CORP.             Stock        74406A102           85                   931  SH       X
R.H. DONNELLEY CORP. NEW              Stock        74955W307            8                   440  SH       X
RALSTON PURINA GROUP                  Stock        751277302           67                 2,400  SH       X
SBC COMMUNICATIONS                    Stock        78387G103           80                 1,649  SH       X
SARA LEE CORP                         Stock        803111103           32                 1,438  SH       X
SCHLUMBERGER LTD                      Stock        806857108          683                12,172  SH       X
SEARS ROEBUCK & CO                    Stock        812387108           55                 1,824  SH       X

TOTAL                                                              48,952             1,384,721


        Item 1:                       Item 7:                        Item 8:
                                                                Voting Authority
        NAME OF
        ISSUER                        MANAGERS        SOLE           SHARED     NONE
AT & T CORP                           Longview           5,434
ABBOTT LABORATORIES                   Longview          11,231
AETNA INC                             Longview          22,977
ALBERTSONS INC                        Longview             824
ALLSTATE CORPORATION                  Longview           3,382
APPLIED MATERIALS INC                 Longview          11,031
BANK ONE CORP.                        Longview         500,311
BAUSCH & LOMB INC.                    Longview             907
BAXTER INTERNATIONAL                  Longview           2,228
BLACK & DECKER MFG CO                 Longview           1,200
BOEING CO                             Longview          23,921
BURLINGTON NTHRN SANTA FE             Longview          37,444
CATELLUS DEVELOPMENT CORP             Longview           5,396
CERIDIAN CORP                         Longview           5,000
CHASE MANHATTAN CORP NEW              Longview           1,273
COMPUTER ASSOC INTL                   Longview          16,902
DIAL CORP NEW                         Longview           1,800
DUKE ENERGY CORP.                     Longview           1,649
DUN & BRADSTREET (NEW)                Longview           2,600
EMERSON ELECTRIC                      Longview          92,617
FED HOME LOAN MTG CORP                Longview           7,558
FANNIE MAE                            Longview          27,788
FINOVA GROUP INC                      Longview             900
FIRST DATA CORP                       Longview           2,000
FORD MOTOR CO                         Longview             824
GENERAL DYNAMICS                      Longview          18,354
GENERAL ELECTRIC                      Longview           9,014
HELLER FINANCIAL INC                  Longview           3,000
HEWLETT PACKARD CO                    Longview          15,486
HILTON HOTELS                         Longview         193,950
HONEYWELL INTERNATIONAL INC.          Longview           3,649
HOST MARRIOTT CORP NEW                Longview           6,278
IMATION CORPORATION                   Longview           3,800
INTEL CORP                            Longview          36,764
JOHNSON AND JOHNSON                   Longview          10,451
KNIGHT RIDDER INC                     Longview           1,600
LEE ENTERPRISES                       Longview           2,200
LILLY ELI & CO.                       Longview           1,188
LUCENT TECHNOLOGIES INC               Longview           3,932
MAYTAG CORP                           Longview          36,154
MCCORMICK & CO INC N VTG              Longview           2,200
MELLON FINANCIAL CORPORATION          Longview           1,200
MERCK & CO                            Longview          12,200
J.P. MORGAN                           Longview           2,296
MORGAN STANLEY, DEAN WITTER & CO.     Longview             643
OCEAN ENERGY INC TEXAS                Longview           7,005
PARK PLACE ENTERTAINMENT CORP.        Longview         193,950
J.C. PENNEY INC.                      Longview           3,771
PITNEY BOWES INC                      Longview           5,600
PROCTER & GAMBLE                      Longview           1,985
PROVIDIAN FINANCIAL CORP.             Longview             931
R.H. DONNELLEY CORP. NEW              Longview             440
RALSTON PURINA GROUP                  Longview           2,400
SBC COMMUNICATIONS                    Longview           1,649
SARA LEE CORP                         Longview           1,438
SCHLUMBERGER LTD                      Longview          12,172
SEARS ROEBUCK & CO                    Longview           1,824

TOTAL                                                1,384,721

SOUTHERN COMPANY                      Stock        842587107           51                 2,179  SH       X
SUNGARD DATA SYS INC                  Stock        867363103          273                11,482  SH       X
SUPERVALU INC.                        Stock        868536103           33                 1,649  SH       X
TEXTRON 2.08 CV PFD A                 Stock        883203200          249                   824  SH       X
TOSCO CORP                            Stock        891490302           18                   678  SH       X
U S INDUSTRIES, INC (NEW)             Stock        912080108           50                 3,600  SH       X
UNIV HEALTH SERV CLASS B              Stock        913903100           33                   907  SH       X
VIAD CORP                             Stock        92552R109           50                 1,800  SH       X
WARNER LAMBERT COMPANY                Stock        934488107          243                 2,968  SH       X
WASHINGTON MUTUAL INC.                Stock        939322103           72                 2,800  SH       X
WEATHERFORD INTERNATIONAL INC         Stock        947074100           56                 1,400  SH       X
XEROX CORPORATION                     Stock        984121103          241                10,613  SH       X

TOTAL                                                               1,370                40,900

SOUTHERN COMPANY                      Longview           2,179
SUNGARD DATA SYS INC                  Longview          11,482
SUPERVALU INC.                        Longview           1,649
TEXTRON 2.08 CV PFD A                 Longview             824
TOSCO CORP                            Longview             678
U S INDUSTRIES, INC (NEW)             Longview           3,600
UNIV HEALTH SERV CLASS B              Longview             907
VIAD CORP                             Longview           1,800
WARNER LAMBERT COMPANY                Longview           2,968
WASHINGTON MUTUAL INC.                Longview           2,800
WEATHERFORD INTERNATIONAL INC         Longview           1,400
XEROX CORPORATION                     Longview          10,613

TOTAL                                                   40,900

  THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.